Intangible assets - Rollforward of Intangible Assets (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 10,179
Ending balance	13,316	$ 9,814
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,312	9,368
Additions	3,240	1,408
Transfers	(6)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		(1)
Ending balance	14,546	10,775
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,133)	(934)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		0
Amortisation, intangible assets other than goodwill	(96)	(27)
Ending balance	(1,230)	(961)
Licenses
Disclosure of detailed information about intangible assets [line items]
Ending balance	11,323	9,743
Licenses | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,144	9,221
Additions	1,700	1,375
Transfers	(452)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		0
Ending balance	12,392	10,596
Licenses | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,069)	(853)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		0
Amortisation, intangible assets other than goodwill	0	0
Ending balance	(1,069)	(853)
Internal development costs
Disclosure of detailed information about intangible assets [line items]
Ending balance	926	0
Internal development costs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Additions	926	0
Transfers	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill		0
Ending balance	926	0
Internal development costs | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill		0
Amortisation, intangible assets other than goodwill	0	0
Ending balance	0	0
Licenses
Disclosure of detailed information about intangible assets [line items]
Ending balance	1,021	0
Licenses | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Additions	600	0
Transfers	452
Increase (decrease) through net exchange differences, intangible assets other than goodwill		0
Ending balance	1,052	0
Licenses | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill		0
Amortisation, intangible assets other than goodwill	(31)	0
Ending balance	(31)	0
Software
Disclosure of detailed information about intangible assets [line items]
Ending balance	46	71
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	168	147
Additions	14	33
Transfers	(6)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		(1)
Ending balance	176	179
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(64)	(81)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		0
Amortisation, intangible assets other than goodwill	(65)	(27)
Ending balance	$ (130)	$ (108)